Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 235,666	$ 262,909
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (251,131)	$ (281,037)
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (215,694)	$ (244,120)
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 205,388	$ 231,751